Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) - PHP (₱)		12 Months Ended
	May 30, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment		90 days
Period due after which default occurs of trade receivables from Corporate subscribers		120 days
Period due after which there is significant increase in credit risk in asset		30 days
Period before which there is low credit risk in financial asset		30 days
ROU assets		₱ 48,777,000,000	₱ 39,111,000,000	₱ 32,717,000,000
Lease liabilities		64,173,000,000	54,038,000,000	47,546,000,000
Equity interest acquired	50.00%
Provision (benefit) from deferred income taxes		3,710,000,000	3,401,000,000	1,206,000,000
Depreciation and amortization from continuing operations		(41,881,000,000)	(41,224,000,000)	(51,543,000,000)
Depreciation and amortization from discontinued operations		0	0	2,000,000
Carrying values of property and equipment, net of accumulated depreciation and amortization		327,989,000,000	318,069,000,000	287,103,000,000
Consolidated unrecognized deferred income tax assets		934,000,000	803,000,000
Deferred income tax assets – net (Note 7)		11,582,000,000	14,643,000,000	18,172,000,000
Provision for expected credit losses for trade and other receivables continuing operations		3,838,000,000	3,875,000,000	4,119,000,000
Provision for expected credit losses for trade and other receivables discontinued operations		0	0	4,000,000
Impairment losses for contract assets		101,000,000	181,000,000	224,000,000
Trade and other receivables, net of allowance for expected credit losses		31,367,000,000	31,612,000,000
Contract assets, net of allowance for expected credit losses		1,487,000,000	1,886,000,000
Pension and other employee benefits (Note 25)		3,810,000,000	3,548,000,000	5,661,000,000
Total provision for asset retirement obligations		1,836,000,000	1,752,000,000	1,164,000,000
Fair Value [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total fair values of noncurrent financial assets		3,322,000,000	3,079,000,000
Total fair values of noncurrent financial liabilities		274,220,000,000	247,962,000,000
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		0	1,136,000,000	839,000,000
Accrued incentive payable		0	3,406,000,000
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs		810,000,000	975,000,000
Accrued Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Pension and other employee benefits (Note 25)		3,810,000,000	3,548,000,000
Defined Benefit Pension Plans [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs continuing operations		₱ 1,434,000,000	₱ 1,441,000,000	₱ 1,426,000,000
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired	50.00%
Percentage of right on net assets	50.00%
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of NCI for partly-owned subsidiaries of parent		5.00%	5.00%
Estimated useful lives of subscriber contract costs		6 years	6 years
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period		30 years
Estimated useful lives of subscriber contract costs		7 years	7 years